Fair Value - Derivative financial liabilities and assets (Details) € in Thousands, $ in Millions	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial assets.
Other long-term receivables	€ 188		€ 164
Trade and other receivables	2,779		2,512
Foreign currency forwards	66
Other current assets	587		1,693
Cash and cash equivalents	89,877		135,509	€ 140,914	€ 92,300
Financial assets	25,505	$ 25.0
Financial liabilities
Foreign currency option	3,132
Carrying value
Financial assets.
Other long-term receivables	188		164
Trade and other receivables	2,713		2,512
Foreign currency forwards	66
Other current assets	587		1,693
Cash and cash equivalents	89,877		135,509
Financial assets	25,505
Financial liabilities
Financial debt	167		229
Foreign currency option	3,132		654
Recoverable cash advances	8,524		8,127
Trade and other payables	10,106		6,974
Fair value
Financial assets.
Other long-term receivables	188		164
Trade and other receivables	2,713		2,512
Foreign currency forwards	66
Other current assets	587		1,693
Cash and cash equivalents	89,877		135,509
Financial assets	25,505
Financial liabilities
Financial debt	138		194
Foreign currency option	3,132		654
Recoverable cash advances	8,524		8,127
Trade and other payables	€ 10,106		€ 6,974